Stock-Based Compensation and Common Stock (Details) - Schedule of Fair Value of Stock Options at the Grant Date	12 Months Ended
Dec. 31, 2022
Schedule of Fair Value of Stock Options at the Grant Date [Abstract]
Expected average life (years)	7 years
Expected volatility	75.33%
Risk-free interest rate	1.65%
Expected dividend yield	0.00%